Performance Management	Oct. 31, 2026
T-REX 2X LONG TESLA DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar year ended 12/31)
Bar Chart Closing [Text Block]
For the period January 1, 2026 through September 30, 2026, the total return for the Fund was -52.79%.

During the periods shown, the highest quarterly return was 100.15% (quarter ended December 31, 2024) and the lowest quarterly return was -65.46% (quarter ended March 31, 2025).

Year to Date Return, Label [Optional Text]	total return
Bar Chart, Year to Date Return	(52.79%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	100.15%
Highest Quarterly Return, Date	Dec. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(65.46%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Returns for Periods Ended December 31, 2025
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X INVERSE TESLA DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar year ended 12/31)
Bar Chart Closing [Text Block]
For the period January 1, 2026 through September 30, 2026, the total return for the Fund was 3.21%.

During the periods shown, the highest quarterly return was 75.06% (quarter ended March 31, 2024) and the lowest quarterly return was -75.14% (quarter ended December 31, 2024).

Year to Date Return, Label [Optional Text]	total return
Bar Chart, Year to Date Return	3.21%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	75.06%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	75.14%
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Availability Phone [Text]	(833) 759-6110
Applied Finance Dividend Fund | Applied Finance Dividend Fund Investor Class
Prospectus [Line Items]
Performance Table Heading	Average Annual Returns for Periods Ended December 31, 2025
T-REX 2X LONG NVIDIA DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar year ended 12/31)
Bar Chart Closing [Text Block]
For the period January 1, 2026 through September 30, 2026, the total return for the Fund was 20.67%.

During the periods shown, the highest quarterly return was 204.20% (quarter ended March 31, 2024) and the lowest quarterly return was -44.91% (quarter ended March 31, 2025).

Year to Date Return, Label [Optional Text]	total return
Bar Chart, Year to Date Return	20.67%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	204.20%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(44.91%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Returns for Periods Ended December 31, 2025
Performance Availability Phone [Text]	(833) 759-6110
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar year ended 12/31)
Bar Chart Closing [Text Block]
For the period January 1, 2026 through September 30, 2026, the total return for the Fund was -51.46%.

During the periods shown, the highest quarterly return was 14.18% (quarter ended March 31, 2025) and the lowest quarterly return was -75.19% (quarter ended March 31, 2024).

Year to Date Return, Label [Optional Text]	total return
Bar Chart, Year to Date Return	(51.46%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	14.18%
Highest Quarterly Return, Date	Mar. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(75.19%)
Lowest Quarterly Return, Date	Mar. 31, 2024
Performance Table Heading	Average Annual Returns for Periods Ended December 31, 2025
Performance Availability Phone [Text]	(833) 759-6110